UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04528)

Exact name of registrant as specified in charter: Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)

	Rating (RAT)	Principal amount	Value

Ohio (95.2%)
Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12	Aaa	$875,000	$994,656
5 1/4s, 12/1/17	Aaa	1,285,000	1,395,664
Allen Cnty., G.O. Bonds, AMBAC, 5s, 12/1/06	Aaa	1,375,000	1,391,266
Anthony Wayne Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	Aaa	1,565,000	1,696,006
Brecksville-Broadview Heights, City School Dist. G.O. Bonds, FGIC, 6 1/2s, 12/1/16	Aaa	1,500,000	1,562,595
Brookville, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/26	Aaa	1,500,000	1,582,605
Butler Cnty., G.O. Bonds, MBIA, 5 1/4s, 12/1/20	Aaa	1,000,000	1,088,730
Cincinnati, City School Dist. G.O. Bonds (Classroom Fac. Construction & Impt.), FSA
5s, 12/1/27	Aaa	1,500,000	1,580,565
5s, 12/1/06	AAA	3,000,000	3,035,490
Cleveland, G.O. Bonds, FGIC, 5 1/4s, 8/1/23 (Prerefunded)	AAA	500,000	549,815
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s, 12/1/27	Aaa	1,375,000	1,452,866
Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29 (SEG)	AAA	3,000,000	3,163,470
Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,160,247
Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of Fame), FSA, 3.6s, 12/1/14	Aaa	500,000	498,120
Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18 (Prerefunded)	Aa1	1,500,000	1,592,775
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	A1	1,500,000	1,673,700
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 2.91s, 1/1/16	VMIG1	5,600,000	5,600,000
Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24	Aaa	1,645,000	1,741,677
Delaware City, School Dist. G.O. Bonds, MBIA, 5s, 12/1/20	AAA	1,160,000	1,246,594
Delaware Cnty., Cap. Fac. G.O. Bonds, 6 1/4s, 12/1/16 (Prerefunded)	AA+	1,000,000	1,126,740
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,502,384
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), 5 5/8s, 8/15/32	A2	1,000,000	1,064,650
Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AMBAC, 5s, 12/1/22	Aaa	1,170,000	1,250,274
Franklin Cnty., G.O. Bonds
5 3/8s, 12/1/20	Aaa	2,170,000	2,322,030
5s, 6/1/07	Aaa	2,955,000	3,011,972
Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s, 4/15/13	A	2,610,000	2,742,092
Franklin Cnty., Dev. Rev. Bonds (American Chemical Society), 5.8s, 10/1/14	A	2,000,000	2,145,180
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	1,041,620
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Svcs.), 7 1/8s, 7/1/29	BBB	2,000,000	2,200,000
Greater Cleveland Regl. Trans. Auth. G.O. Bonds (Cap. Impt.), MBIA, 5s, 12/1/24	Aaa	1,350,000	1,438,452
Greene Cnty., Swr. Syst. Rev. Bonds (Governmental Enterprise), AMBAC, 5 5/8s, 12/1/13 (Prerefunded)	Aaa	1,380,000	1,517,517
Hamilton, City School Dist. G.O. Bonds, Ser. A, 5 1/2s, 12/1/24 (Prerefunded)	AA-	2,000,000	2,159,620
Hillard, School Dist. G.O. Bonds (School Impts.), FGIC, 5 3/4s, 12/1/24 (Prerefunded)	Aaa	3,000,000	3,315,210
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s, 12/1/20	Aaa	1,800,000	2,216,466
Kent State U. VRDN, MBIA, 3.2s, 5/1/31	VMIG1	2,490,000	2,490,000
Kent, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21 (Prerefunded)	Aaa	1,500,000	1,574,055
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21 (Prerefunded)	Aaa	1,000,000	1,096,600
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aaa	1,000,000	1,146,530
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds (Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,770,000	1,775,912
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	AA-	750,000	782,543
Madeira, City School Dist. G.O. Bonds (School Impt.), MBIA
5s, 12/1/26	Aaa	1,620,000	1,718,804
5s, 12/1/25	Aaa	1,530,000	1,626,773
Mason, City School Dist. G.O. Bonds, 5.3s, 12/1/17	Aa2	2,500,000	2,682,100
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), Ser. A, 6 3/8s, 5/15/26	Baa1	2,200,000	2,252,998
Middletown, City School Dist. G.O. Bonds (School Impt.), FGIC
5s, 12/1/25	Aaa	1,285,000	1,358,374
5s, 12/1/24	Aaa	1,080,000	1,143,871
5s, 12/1/23	Aaa	1,545,000	1,634,270
4 3/4s, 12/1/22	Aaa	1,000,000	1,040,000
4 3/4s, 12/1/21	Aaa	1,500,000	1,564,050
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17	A	1,265,000	1,348,756
Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. A, 5s, 5/1/32	Aa2	1,000,000	1,037,930
Montgomery Cnty., Hlth. Syst. Rev. Bonds, Ser. B-1
8.1s, 7/1/18 (Prerefunded)	Aaa	1,720,000	1,779,959
8.1s, 7/1/18 (Prerefunded)	AAA	155,000	159,721
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2	1,500,000	1,694,895
(Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11 (Prerefunded)	A	580,000	622,154
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland Cntys. School Impt.), FGIC, 7.2s, 12/1/10	Aaa	835,000	927,794
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	1,700,000	1,749,640
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	640,000	642,842
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC Coll., 4 1/4s, 3/1/15	Aaa	500,000	499,775
(Res. Mtge.), Ser. C, GNMA/FNMA Coll., 4.1s, 3/1/15	Aaa	450,000	446,657
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC Coll., 3 3/4s, 3/1/10	Aaa	355,000	352,788
(Res. Mtge.), Ser. C, GNMA/FNMA Coll., 3.7s, 3/1/11	Aaa	470,000	466,823

OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. G, GNMA Coll., 7.14s, 3/2/23	Aaa	200,000	200,048
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, zero %, 1/15/15	Aaa	15,000	6,314
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s, 5/1/29	Baa1	750,000	792,600
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College), 5.05s, 7/1/16	A2	2,000,000	2,137,700
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	4,000,000	4,882,600
(Case Western Reserve U.), 6s, 10/1/14	AA	1,000,000	1,150,250
(Oberlin College), 5.12s, 10/1/24	AA	1,500,000	1,602,255
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	367,532
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	462,248
(Denison U.), 5 1/8s, 11/1/21	AA	2,270,000	2,424,587
(Oberlin College), 5s, 10/1/33	AA	1,000,000	1,043,510
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,546,125
(John Carroll U.), 3 1/2s, 11/15/08	A2	300,000	297,303
(John Carroll U.), 3s, 11/15/07	A2	500,000	490,035
OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	AA+	3,350,000	4,093,198
OH State Solid Waste Mandatory Put Bonds, 4.85s, 11/1/07	BBB	1,500,000	1,523,115
OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,067,080
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds (Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,100,000	1,109,262
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s, 12/1/25	Aaa	2,265,000	2,401,376
Olentangy, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/19	Aaa	1,750,000	1,900,413
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	Aaa	1,500,000	1,632,675
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,420,448
River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	344,676
Rocky River, G.O. Bonds, AMBAC, 5s, 12/1/24	Aaa	2,455,000	2,615,852
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
5.15s, 1/1/10	BBB-	830,000	829,651
5.15s, 1/1/08	BBB-	500,000	500,135
5.05s, 1/1/07	BBB-	685,000	685,815
Summit Cnty., G.O. Bonds, Ser. R, FGIC, 5 1/2s, 12/1/18	Aaa	500,000	574,820
Tallmadge, City School Dist. G.O. Bonds (School Fac.), FSA, 5s, 12/1/26	AAA	1,410,000	1,500,043
Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s, 12/1/25	Aaa	1,500,000	1,588,020
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	Aaa	2,925,000	3,357,110
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	Aaa	1,175,000	1,348,583
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,211,733
Twin Valley, Cmnty. Local School Dist. Rev. Bonds, FGIC, 7.05s, 12/1/11	Aaa	1,000,000	1,130,630
U. of Cincinnati COP (Jefferson Ave. Residence Hall), MBIA, 5 1/8s, 6/1/28	Aaa	1,000,000	1,040,220
U. of Cincinnati Rev. Bonds
Ser. D, AMBAC, 5s, 6/1/24	Aaa	2,000,000	2,117,540
Ser. D, AMBAC, 5s, 6/1/23	Aaa	1,275,000	1,352,673
Ser. A, FSA, 5s, 6/1/20	Aaa	1,200,000	1,298,928
Westerville, City School Dist. Rev. Bonds (School Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,759,279
6 1/4s, 12/1/08	Aa3	1,590,000	1,700,362
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s, 12/1/14	Aaa	3,000,000	3,465,270
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	284,689
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	265,278
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	239,397
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	232,927
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	207,046
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	200,576
			163,079,589

Puerto Rico (3.1%)
Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	370,000	381,063
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 7/8s, 8/1/14	Aaa	3,000,000	3,262,860
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,087,850
PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/10	Baa2	560,000	587,500
			5,319,273

Virgin Islands (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21 (Virgin Islands)	Baa3	960,000	971,232

TOTAL INVESTMENTS

Total investments (cost 160,124,668) (b)			$169,370,094

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
U.S. Treasury Note 10 yr (Long)	29	$3,129,281	Jun-06	$(3,485)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	appreciation

Agreement with JPMorgan Chase Bank, N.A. dated September
19, 2005 to receive quarterly the notional amount multiplied by 3.693% and pay quarterly the notional amount multiplied
by the U.S. Bond Market Association Municipal Swap Index.	$3,000,000	3/21/16	$17,426

NOTES

(a) Percentages indicated are based on net assets of $171,205,840.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $160,124,668, resulting in gross unrealized appreciation and depreciation of $9,623,842 and $378,416, respectively, or net unrealized appreciation of $9,245,426.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

At February 28, 2006, liquid assets totaling $3,129,282 have been designated as collateral for open futures contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at February 28, 2006.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Education	19.5%
Health care	12.2

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

FGIC	13.0%
MBIA	12.3
AMBAC	11.4
FSA	10.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006